Loss Per Share Attributable to Ordinary Shareholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Loss Per Share (Details) (10-K) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Potential shares excluded from diluted net loss per share	879,895	790,791	878,539	790,791	790,791	732,691
Preferred Shares (Excluding Preferred A-1 Shares) [Member]
Potential shares excluded from diluted net loss per share					732,273	500,000
Outstanding Share Options [Member]
Potential shares excluded from diluted net loss per share	131,892	45,500	131,892	45,500	45,500	46,750
Warrant to Purchase Preferred Shares [Member]
Potential shares excluded from diluted net loss per share	15,730	13,018	14,374	13,018	13,018	15,000
Shareholders' convertible loans [Member]
Potential shares excluded from diluted net loss per share						170,941